Schedule of products and services (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Total revenues	$ 16	$ 4,055	$ 10,160
Electrical equipment and related services [member]
IfrsStatementLineItems [Line Items]
Total revenues		2,591	8,670
Vehicle spec conversion [member]
IfrsStatementLineItems [Line Items]
Total revenues			789
Conversion kits [member]
IfrsStatementLineItems [Line Items]
Total revenues	16	1,394	301
Accessories [member]
IfrsStatementLineItems [Line Items]
Total revenues		$ 70	$ 400